Other Current Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Financial Liabilities [Abstract]
Schedule of other current financial liabilities
As at December 31,	2019	2018
Derivative liabilities (Note 28)	$3,206	$6
Security deposits	1,277	1,913
Satellite performance incentive payments	9,608	11,645
Interest payable(a)	20,563	8,584
Other	3,627	4,238
Other current financial liabilities	$38,281	$26,386

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(a)      Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.